WARRANTS (Tables)	9 Months Ended
Sep. 30, 2025
Warrants
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2025	1,050	$3,494.16
Granted	–	–
Exercised	–	–
Expired	(3)	27,000.00
Balance at September 30, 2025	1,047	3,471.69
Warrants Exercisable at September 30, 2025	1,047	$3,471.69

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2024	1,056	$3,488.28
Granted	–	–
Exercised	–	–
Expired	(3)	405.00
Balance at September 30, 2024	1,053	3,491.22
Warrants Exercisable at September 30, 2024	1,053	$3,491.22